Impairment of Goodwill and Other Non-Current Assets - Summary of Inflation and Discount Rates, Range of Discount Rates, Estimated for Each Year for Forecasted Period (Detail)	Dec. 31, 2017	Dec. 31, 2016
Payable in 1 year [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate, %	9.19%	8.90%
Payable in 1 year [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate, %	17.72%	19.00%
Payable in 1 year [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	4.00%	5.10%
Payable in 1 year [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	2.90%	3.30%
Payable in 2 years [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate, %	9.19%	8.90%
Payable in 2 years [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate, %	17.72%	19.00%
Payable in 2 years [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	4.00%	4.00%
Payable in 2 years [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	2.90%	3.10%
Payable in 3 years [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate, %	9.19%	8.90%
Payable in 3 years [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate, %	17.72%	19.00%
Payable in 3 years [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	4.00%	4.00%
Payable in 3 years [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	2.90%	3.10%
Payable in 4 years [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate, %	9.19%	8.90%
Payable in 4 years [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate, %	17.72%	19.00%
Payable in 4 years [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	4.00%	4.00%
Payable in 4 years [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	2.80%	3.10%
2022 [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate, %	9.19%	8.90%
2022 [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate, %	17.72%	19.00%
2022 [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	4.00%	4.00%
2022 [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	2.80%	3.00%